Financing Arrangements - Schedule of Future Maturities of Long-term Debt (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Six months ending December 31, 2015	$ 2,139,772
2015		$ 2,070,217
2016	$ 2,374,485	$ 2,374,486
2017
2018
2019
2020
Thereafter	$ 192,000	$ 192,000
Total debt, net	$ 4,706,257	$ 4,636,703	$ 7,103,925